Income taxes - Effective Consolidated Income Tax Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Earnings before income tax	$ (1,274)	$ 253	$ 717
Income tax	$ (52)	$ (162)	$ (224)
Effective consolidated income tax expense rate	(4.10%)	64.00%	31.20%